OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

Emily Ast

Assistant Vice President &

Assistant Counsel

October 31, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

     Re:     Oppenheimer Main Street Small - & Mid-Cap Fund

                Registration Nos. 333-78269; 811-09333

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 26, 2011.

                     Sincerely,

/s/ Emily Ast

                  ------------------------------------

Emily Ast

                     Assistant Vice President &

                     Assistant Counsel

                     212-323-5086

                     east@oppenheimerfunds.com

cc:     K&L Gates LLP

          KPMG LLP
          Gloria LaFond
          Taylor V. Edwards